Accounts receivable net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accounts receivable net
Accounts receivable	$ 32,763,352	$ 24,692,164
Less: allowance for doubtful accounts	(302,914)	(14,719)
Accounts receivable	$ 32,460,438	$ 24,677,445